CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
REVENUES	$ 200,974	$ 166,701	$ 313,136
COST OF GOODS SOLD	185,045	154,221	279,399
GROSS PROFIT	15,929	12,480	33,737
OPERATING EXPENSES:
Selling expenses	1,073	670	1,706
General and administrative expenses	3,802	5,322	5,779
Total operating expenses	4,875	5,992	7,485
INCOME FROM OPERATIONS	11,054	6,488	26,252
OTHER INCOME (EXPENSES):
Interest income	12	8	288
Interest expense	(260)	(61)	(2,074)
Other income (expense), net	192	(130)	(248)
Change in fair value of warrant derivative liability	(3)	75	925
Gain from disposal of subsidiaries			127
Total other expenses, net	(59)	(108)	(982)
INCOME BEFORE PROVISION FOR INCOME TAXES	10,995	6,380	25,270
PROVISION FOR INCOME TAXES	2,551	2,167	8,651
NET INCOME	8,444	4,213	16,619
OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation adjustment	805	(59)	84
Realization of foreign currency translation gain relating to disposal of subsidiaries			(3,815)
COMPREHENSIVE INCOME	$ 9,249	$ 4,154	$ 12,888
EARNINGS PER SHARE:
Basic	$ 0.49	$ 0.25	$ 1.03
Diluted	$ 0.49	$ 0.25	$ 1.02
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	17,193,189	17,059,575	16,086,598
Diluted	17,193,189	17,059,575	16,288,242